Deferred tax	12 Months Ended
Dec. 31, 2020
Deferred tax
Deferred tax

21. Deferred tax

	December 31,
	2020	2019	2018
	(Euro, in thousands)
Recognized deferred tax assets and liabilities
Assets	€4,475	€4,205	€2,514
Liabilities	€—	€—	€—

Deferred tax assets unrecognized	€365,639	€289,833	€223,377

Deferred taxes in the consolidated statement of operations	€(157)	€1,537	€(238)

Tax benefit arising from previously unrecognized tax assets used to reduce deferred tax expense (+)	581	1,537	528
Deferred tax expenses relating to temporary differences	(44)	—	—
Deferred tax expenses relating to use or derecognition of previously recognized deferred tax assets	(695)	—	(766)

The total amount of tax attributes and deductible temporary differences at December 31, 2020 amounted to €1,485.8 million (2019: €1,179.0 million). This is composed of i) consolidated tax losses carried forward and deductible temporary differences at December 31, 2020 amounting to €1,229.3 million (2019: €953.3 million; 2018: €688.7 million), and (ii) innovation income deduction, dividend received deduction and investment deduction carried forward at December 31, 2020 amounting to €256.5 million (2019: €225.7 million; 2018: €196.4 million).

The available statutory tax losses carried forward that can be offset against future statutory taxable profits amounted to €478.6 million on December 31, 2020. These statutory tax losses can be compensated with future statutory profits for an indefinite period except for an amount of €2.7 million in the United States and the Netherlands with expiry date between 2026 and 2034. On December 31, 2020, the available tax losses carried forward in Galapagos NV (Belgium) amounted to €416.6 million. In addition to the latter, Galapagos NV (Belgium) also benefits from the Belgian innovation income deduction regime which led to report, on December 31, 2020, a carried forward tax deduction of €247.2 million (2019: €224.7 million; 2018: €195.4 million) that can also be offset against future statutory taxable results. In addition, Galapagos NV (Belgium) also has available investment deduction carried forward of €1 million (2019 and 2018: €1 million) and a dividend received deduction carried forward of €8.4 million (2019 and 2018: nil) that can be offset against future taxable profits. There is no limit in time for the innovation income deduction, the dividend received deduction and investment deduction carried forward.

 With the exception of 2019, we have a history of losses. We forecast to continue incurring taxable losses in the foreseeable future as we continue to invest in clinical and preclinical development programs and discovery platforms. Consequently, no deferred tax asset was set up as at December 31, 2020, except for four subsidiaries operating on a cost plus basis for which deferred tax assets were recognized for €4.5 million (2019: €4.2 million and 2018: €2.5 million).